AST BLACKROCK 80/20 TARGET ALLOCATION ETF PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.9%
Exchange-Traded Funds**
iShares 10-20 Year Treasury Bond ETF(a)	34,789	$5,116,418
iShares Core S&P 500 ETF(a)	149,811	64,541,575
iShares Core S&P Small-Cap ETF(a)	139,275	15,207,437
iShares Core Total USD Bond Market ETF(a)	429,258	22,853,696
iShares ESG Aware MSCI USA ETF	713,775	70,278,286
iShares Global Financials ETF(a)	170,707	13,391,964
iShares Global Tech ETF(a)	264,418	14,981,924
iShares GSCI Commodity Dynamic	208,763	7,482,066
iShares MSCI EAFE Growth ETF(a)	318,897	33,952,964
iShares MSCI EAFE Value ETF(a)	709,709	36,088,703
iShares MSCI USA Value Factor ETF(a)	162,232	16,336,762
iShares TIPS Bond ETF	54,645	6,977,620
iShares U.S. Energy ETF(a)	350,478	9,904,508
iShares U.S. Treasury Bond ETF(a)	534,292	14,174,767
iShares, Inc. iShares ESG Aware MSCI EM ETF(a)	372,059	15,418,125

Total Long-Term Investments (cost $285,427,937)		346,706,815
Short-Term Investments — 30.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	568,655	568,655
PGIM Institutional Money Market Fund (cost $104,744,972; includes $104,739,000 of cash collateral for securities on loan)(b)(wa)	104,807,856	104,744,972

Total Short-Term Investments (cost $105,313,627)		105,313,627

TOTAL INVESTMENTS—130.2% (cost $390,741,564)		452,020,442

Liabilities in excess of other assets — (30.2)%		(104,777,538)

Net Assets — 100.0%		$347,242,904

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
USD	US Dollar

EAFE	Europe, Australasia, Far East
EM	Emerging Markets
ESG	Environmental Social and Governance
ETF	Exchange-Traded Fund
GSCI	Goldman Sachs Commodity Index
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
TIPS	Treasury Inflation-Protected Securities

**	Investments are affiliated with the Subadvisor.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $101,770,629; cash collateral of $104,739,000 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A1